Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Service revenue	$ 222,758	$ 283,219
Cost of services	147,233	161,768
Gross profit	75,525	121,451
Selling, general and administrative expenses	277,084	285,581
Loss from operations	(201,559)	(164,130)
Interest expense	(293,760)	(84,486)
Gain on derivative financial instruments	22,000	3,000
Net loss	$ (473,319)	$ (245,616)
Net loss per share, basic and diluted	$ (0.02)	$ (0.01)
Basic and diluted weighted average shares outstanding	26,143,154	26,033,565